Cash and cash equivalents and short-term deposits (Details) - Schedule of cash and cash equivalents and short-term deposits - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of cash and cash equivalents and short-term deposits [Abstract]
Cash and cash equivalents	$ 11,523	$ 17,528	$ 8,793
Short-term deposits	29,243	19,905
Total	$ 40,766	$ 37,433